Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Oct. 09, 2024	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies [Line Items]
Standard and extended product warranty accrual, decrease for lower estimated future costs		$ 0	$ 2,489
Maximum
Commitments and Contingencies [Line Items]
Potential Fine Per Material Violation Of The National Security Agreement		$ 250
Edmodo | Pending Litigation | Unfavorable Regulatory Action
Commitments and Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 14,625